Expense Example - Artisan Sustainable Emerging Markets Fund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years
USD ($)	137	508	903	2,009	122	611	1,126	2,541